CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income for the year	$ (20,268)	$ 1,399	$ (23,407)
Adjustments for:
Amortization, depreciation and depletion	7,221	7,929	10,699
Exchange differences on foreign currency transactions	833	427	(3,922)
Change in financial asset at FVTPL	568	2,794	2,436
Share result of equity method investments	(38)
Gain on disposition of a subsidiary	(3,646)		(264)
(Reversal of) impairment of assets held for sale	18,579	(1,246)	31,443
Impairment loss of property, plant and equipment	19
Deferred income taxes	(1,666)	(1,560)	(7,557)
Interest accretion	473	270	385
Change in fair value of investment property and real estate held for sale	(2,005)	59	(96)
Change in fair value of a loan payable measured at FVTPL	(1,197)	360	141
Credit losses (recovery)	22	547	(47)
Reversal of write-downs of inventories	19	(27)	(21)
Gains on settlements and derecognition of liabilities		(1,313)	(69)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term securities	(17,567)	14,550	(12,509)
Receivables	(14,094)	(16,264)	24,269
Inventories	(520)	(340)	295
Restricted cash	209	(28)	(211)
Deposits, prepaid and other	(1,027)	276	(1,034)
Assets held for sale		19,242
Account payables and accrued expenses	3,476	(3,993)	9,876
Income tax liabilities	(821)	3,008	509
Other	(113)	91	(279)
Cash flows (used in) provided by operating activities	(31,543)	26,181	30,637
Cash flows from investing activities:
Purchases of property, plant and equipment, net	(89)	(180)	(472)
Proceeds from sales of investment property	131	1,172	2,643
Proceeds from sale of investment in securities	2,964
Payment of additional cost on investment property	(811)
Cash held by a deconsolidated subsidiary	(28)
Decrease (increase) in loan receivables	593	(7,299)	(6,848)
Cash flows provided by (used) in investing activities	2,760	(6,307)	(4,677)
Cash flows from financing activities:
Dividends paid to owners of the Company		(3,421)	(16,928)
Reductions in lease liabilities	(380)	(394)	(350)
Exercise of stock options			406
Issuance costs of the bond extension	(777)
Dividends paid to non-controlling interests			(341)
Other			21
Cash flows used in financing activities	(1,157)	(3,815)	(17,192)
Exchange rate effect on cash	3,444	(1,524)	76
(Decrease) increase in cash	(26,496)	14,535	8,844
Cash, beginning of year	78,252	63,717	54,873
Cash, end of year	51,756	78,252	63,717
Supplemental cash flows disclosures (see Note 23)
Interest received	3,152	2,548	491
Dividends received	166	146	268
Interest paid	(1,716)	(1,644)	(1,562)
Income taxes paid	$ (343)	$ (2,978)	$ (5,876)